Performance Management - STERLING CAPITAL ENHANCED CORE BOND ETF	Feb. 11, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is adopting the performance of the Sterling Capital Enhanced Core Bond ETF (the “Predecessor Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. As of the date of this Prospectus, the Predecessor Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund (and the Predecessor Fund for periods prior to the Reorganization) by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling 1-888-637-7798.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund (and the Predecessor Fund for periods prior to the Reorganization) by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	Prior to the Reorganization, the Fund had not yet commenced operations. As of the date of this Prospectus, the Predecessor Fund does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	1-888-637-7798